ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of movement of allowance for uncollectible receivables (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Balance at the beginning of the year	¥ 60,679	¥ 28,014
Current year credit losses	49,231	144,636
Current year write off	¥ (109,910)	(111,971)
Balance at end of the year		¥ 60,679